EARNINGS PER SHARE (Components of EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	May 31, 2018	Oct. 31, 2016
Basic and diluted earnings per share:
Net income available to stockholders	$ 65,934	$ 23,264
Basic earnings per share:
Weighted average number of common shares outstanding, basic (in shares)	125,844,000	126,774,000
Diluted earnings per share:
Effect of dilutive share options (in shares)	637,000	242,000
Weighted average number of common shares outstanding, diluted (in shares)	126,481,000	127,016,000
Basic earnings per share (in USD per share)	$ 0.52	$ 0.18
Diluted earnings per share (in USD per share)	$ 0.52	$ 0.18
Shares cancelled (in shares)	700
Number of shares repurchased (in shares)	1,095,095
5.75% senior unsecured convertible notes due 2021
Diluted earnings per share:
Own-share lending arrangement, shares, issued (in shares)				8,000,000
Senior unsecured convertible notes interest rate (in percentage)				5.75%
5.75% senior unsecured convertible notes due 2021 | Own-Share Lending Arrangement, New Counterparty
Diluted earnings per share:
Own-share lending arrangement, shares, issued (in shares)	8,000,000
Senior Unsecured Convertible Bonds Due 2023
Diluted earnings per share:
Own-share lending arrangement, shares, issued (in shares)			3,765,842
Senior unsecured convertible notes interest rate (in percentage)			4.875%
Senior Unsecured Convertible Bonds Due 2023 | Own-Share Lending Arrangement, New Counterparty
Diluted earnings per share:
Own-share lending arrangement, shares, issued (in shares)	3,765,142